SHARE CAPITAL - Options outstanding by exercise price (Details)	12 Months Ended
	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2017 Options $ / shares
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 4.10	$ 20.63	$ 76.78	$ 3,849.00
Options outstanding	3,077,148	1,051,665	369,726	5,707
Weighted average remaining term (yrs)	7 years 2 months 9 days	7 years 1 month 2 days	7 years 10 months 17 days	2 years 3 months 11 days
Options exercisable	1,081,760	398,596	146,263
Weighted average remaining term (yrs)	6 years 11 months 5 days	6 years 11 months 19 days	7 years 7 months 13 days
$4.10
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 4.10	$ 4.10
Options outstanding	481,150	561,050
Weighted average remaining term (yrs)	6 years 2 months 23 days	7 years 2 months 23 days
Options exercisable	251,550	140,450
Weighted average remaining term (yrs)	6 years 2 months 23 days	7 years 2 months 23 days
$5.00
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 5.00
Options outstanding		130,950
Weighted average remaining term (yrs)		7 years 4 months 28 days
Options exercisable		32,738
Weighted average remaining term (yrs)		7 years 4 months 28 days
$8.80
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 8.80
Options outstanding		88,800	89,900
Weighted average remaining term (yrs)		6 years 11 months 1 day	7 years 11 months 1 day
Options exercisable		59,242	29,976
Weighted average remaining term (yrs)		6 years 11 months 1 day	7 years 11 months 1 day
$27.20
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 27.20
Options outstanding		263,250	270,000
Weighted average remaining term (yrs)		6 years 9 months	7 years 9 months
Options exercisable		162,268	112,566
Weighted average remaining term (yrs)		6 years 9 months	7 years 9 months
$27.30 - $9,276.86
Options outstanding by exercise price
Options outstanding	278,857	7,615
Weighted average remaining term (yrs)	6 years 26 days	4 years 8 months 16 days
Options exercisable	207,308	3,898
Weighted average remaining term (yrs)	6 years 4 days	3 years 8 months 9 days
$27.30 - $9,276.86 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 27.30
$27.30 - $9,276.86 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 9,276.86
$2.11
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.11
Options outstanding	486,875
Weighted average remaining term (yrs)	7 years 8 months 19 days
Options exercisable	138,125
Weighted average remaining term (yrs)	7 years 8 months 19 days
$2.17
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.17
Options outstanding	695,000
Weighted average remaining term (yrs)	7 years 9 months 4 days
Options exercisable	173,750
Weighted average remaining term (yrs)	7 years 9 months 4 days
$2.27
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.27
Options outstanding	1,500
Weighted average remaining term (yrs)	7 years 7 months 10 days
Options exercisable	1,500
Weighted average remaining term (yrs)	7 years 7 months 10 days
$2.42
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.42
Options outstanding	640,000
Weighted average remaining term (yrs)	7 years 5 months 19 days
Options exercisable	176,032
$2.18 - $2.42 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.27
$3.35
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 3.35
Options outstanding	493,766
Weighted average remaining term (yrs)	7 years 18 days
Options exercisable	133,495
Weighted average remaining term (yrs)	7 years 18 days
$4.11 - $3,878.39 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 4.11
$4.11 - $3,878.39 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 3,878.39
$60.00
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 60.00
Options outstanding		1,055
Weighted average remaining term (yrs)			7 years 3 months
Weighted average remaining term (yrs)			0 years
$60.01 - $8,917.93
Options outstanding by exercise price
Options outstanding			8,771
Weighted average remaining term (yrs)			4 years 4 months 21 days
Options exercisable			3,721
Weighted average remaining term (yrs)			1 year 5 months 23 days
$60.01 - $8,917.93 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 60.01
$60.01 - $8,917.93 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 8,917.93